INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Investments
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2020:

	Place of business	Entity type	Economic interest[1]	Method[2]
Nevada Gold Mines[3,4,5,6,7]	United States	Subsidiary	61.5%	Consolidation
North Mara[3,8]	Tanzania	Subsidiary	84%	Consolidation
Bulyanhulu[3,8]	Tanzania	Subsidiary	84%	Consolidation
Buzwagi[3,8]	Tanzania	Subsidiary	84%	Consolidation
Loulo-Gounkoto[3]	Mali	Subsidiary	80%	Consolidation
Tongon[3]	Côte d’Ivoire	Subsidiary	89.7%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
Norte Abierto Project	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Porgera Mine[9,10]	Papua New Guinea	JO	47.5%	Our share
Veladero	Argentina	JO	50%	Our share
Kibali[11]	Democratic Republic of Congo	JV	45%	Equity Method
Jabal Sayid[11]	Saudi Arabia	JV	50%	Equity Method
Zaldívar[11]	Chile	JV	50%	Equity Method
[1]Unless otherwise noted, all of our joint arrangements are funded by contributions made by the parties sharing joint control in proportion to their economic interest.
[2]For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.
3We consolidate our interests in Carlin, Cortez, Turquoise Ridge, Phoenix, Long Canyon, North Mara, Bulyanhulu, Buzwagi, Loulo-Gounkoto, Tongon and Pueblo Viejo and record a non-controlling interest for the 38.5%, 38.5%, 38.5%, 38.5%, 38.5%, 16%, 16%, 16%, 20%, 10.3% and 40%, respectively, that we do not own.
4On July 1, 2019, Barrick’s Goldstrike (including 60% of South Arturo) and Newmont’s Carlin were contributed to Nevada Gold Mines, a joint venture with Newmont, and are now referred to as Carlin. This brought our ownership to 61.5% of Carlin (including 36.9% of South Arturo).
5On July 1, 2019, Cortez was contributed to Nevada Gold Mines bringing our ownership down to 61.5%.
[6]Barrick owned 75% of Turquoise Ridge through to the end of the second quarter of 2019, with our joint venture partner, Newmont, owning the remaining 25%. Turquoise Ridge was proportionately consolidated on the basis that the joint venture partners that have joint control have rights to the assets and obligations for the liabilities relating to the arrangement. On July 1, 2019, Barrick’s 75% interest in Turquoise Ridge and Newmont’s Twin Creeks and 25% interest in Turquoise Ridge were contributed to Nevada Gold Mines. This brought our ownership to 61.5% of Turquoise Ridge and Twin Creeks, now referred to as Turquoise Ridge.
[7]Phoenix and Long Canyon were acquired as a result of the formation of Nevada Gold Mines on July 1, 2019, resulting in an ownership of 61.5%.
8On September 17, 2019, Barrick acquired all of the shares of Acacia it did not own, bringing our ownership from 63.9% to 100%. The Government of Tanzania’s 16% free-carried interest was made effective from January 1, 2020, bringing our ownership down to 84%.
9We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.
10We recognize our share of Porgera on a 47.5% interest basis, reflecting Barrick’s undisputed ownership position prior to April 24, 2020, and the ownership position Barrick is asserting in its legal proceedings in Papua New Guinea court. On August 16, 2019, the special mining lease (the “SML”) at Porgera was terminated and on April 24, 2020, the Government of Papua New Guinea indicated that the SML would not be extended. On October 15, 2020, Barrick Niugini Limited, the majority owner and operator of the Porgera joint venture, and Prime Minister Marape issued a joint press release indicating that they had productive discussions toward mutually acceptable arrangements for a new Porgera partnership to reopen and operate the mine going forward. Efforts to reach a memorandum of agreement are ongoing and, at this time, it is not certain when a binding memorandum of agreement will be reached by the parties or what the final terms will be (including Barrick’s percentage ownership interest in the Porgera mine). For additional information, see note 36.
[11]Barrick has commitments of $653 million relating to its interest in the joint ventures.

Equity Accounting Method Investment Continuity
	Kibali	Jabal Sayid	Zaldívar	Other	Total
At January 1, 2019	$—	$245	$989	$—	$1,234
Acquisitions	3,195	—	—	58	3,253
Equity pick-up from equity investees	98	51	16	—	165
Funds invested	—	—	—	2	2
Dividends paid	(75)	—	(50)	—	(125)
Shareholder loan repayment	—	—	—	(2)	(2)
At December 31, 2019	$3,218	$296	$955	$58	$4,527
Equity pick-up from equity investees	201	74	12	1	288
Dividends paid	(140)	—	—	(1)	(141)
Shareholder loan repayment/disbursements	—	(1)	—	(3)	(4)
At December 31, 2020	$3,279	$369	$967	$55	$4,670

Summarized Equity Investee Financial Information
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2020	2019	2020	2019	2020	2019
Revenue	$1,440	$1,123	$400	$315	$595	$685
Cost of sales (excluding depreciation)	495	460	154	133	380	442
Depreciation	387	435	54	53	143	172
Finance expense	(1)	—	—	1	1	12
Other expense (income)	43	18	4	(2)	32	10
Income before income taxes	$516	$210	$188	$130	$39	$49
Income tax expense	(94)	(16)	(40)	(27)	(15)	(17)
Net income	$422	$194	$148	$103	$24	$32
Total comprehensive income	$422	$194	$148	$103	$24	$32
Summarized Balance Sheet
	Kibali		Jabal Sayid		Zaldívar
For the years ended December 31	2020	2019	2020	2019	2020	2019
Cash and equivalents[1]	$944	$453	$71	$43	$271	$139
Other current assets[2]	131	338	68	67	676	632
Total current assets	$1,075	$791	$139	$110	$947	$771
Non-current assets	4,559	4,623	429	464	1,839	1,823
Total assets	$5,634	$5,414	$568	$574	$2,786	$2,594
Current financial liabilities (excluding trade, other payables & provisions)	$19	$11	$4	$—	$36	$19
Other current liabilities	103	35	59	63	257	99
Total current liabilities	$122	$46	$63	$63	$293	$118
Non-current financial liabilities (excluding trade, other payables & provisions)	42	44	—	150	125	11
Other non-current liabilities	653	648	12	14	545	536
Total non-current liabilities	$695	$692	$12	$164	$670	$547
Total liabilities	$817	$738	$75	$227	$963	$665
Net assets	$4,817	$4,676	$493	$347	$1,823	$1,929
1.Kibali cash and equivalents are subject to various administrative steps before they can be distributed to the joint venture shareholders and are held across three banks in the Democratic Republic of Congo, including two domestic banks.
2.Zaldívar other current assets include inventory of $607 million (2019: $543 million).
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP and fair value adjustments on acquisition of equity in investees.

Reconciliation of Summarized Financial Information to Carrying Value
	Kibali	Jabal Sayid	Zaldívar
Opening net assets	$4,676	$347	$1,929
Income for the period	422	148	24
Dividends paid	(281)	—	—
Disbursements	—	(2)	—
Dividends declared not paid	—	—	(130)
Closing net assets, December 31	$4,817	$493	$1,823
Barrick's share of net assets	2,168	246	977
Equity earnings adjustment	—	—	(10)
Goodwill recognition	1,111	123	—
Carrying value	$3,279	$369	$967